Report of Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Off-balance sheet commitments	334,622	330,267
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350,371	2,432,751
Off-balance sheet commitments	334,934	330,412
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,618)	(5,469)
Off-balance sheet commitments	(312)	(145)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	242,211	236,135
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	242,211	236,135
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	930,658	938,535
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,039	112,902
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153,973	148,326
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,507,370	2,700,821
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,197)	(11,917)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373	949,609
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715)	(11,074)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052	112,917
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(15)
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580	960,271
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92)	(422)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,825	117,593
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,365,477	2,513,431
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,296)	(1,409)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	824,420	809,384
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,078)	(1,130)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,852	111,479
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(10)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	826,621	946,873
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(109)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117,824	165,842
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,679)	(3,234)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,248	120,871
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,546)	(2,964)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198	1,436
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(3)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,806	12,734
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(132)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,976	21,463
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,171)	(7,244)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,615	19,273
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,040)	(6,950)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153	664
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(181)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	85
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(30)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	81
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(30)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	346,124	302,348
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(97)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	136,892	132,293
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,952	92,509
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	109,296	110,122
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	76,340	77,891
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	82,958	80,907
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	65,619	61,462
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,518	5,749
Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,847	3,896
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,270	1,341
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	635,988	677,618
Financial assets and off-balance sheet loan commitments	2,497,173	2,688,904
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,871,005	2,022,797
Off-balance sheet commitments	636,365	678,024
Financial assets and off-balance sheet loan commitments	2,507,370	2,700,821
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,820)	(11,511)
Off-balance sheet commitments	(377)	(406)
Financial assets and off-balance sheet loan commitments	(10,197)	(11,917)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	619,019	660,648
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	619,367	661,015
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(348)	(367)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,969	16,970
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,998	17,009
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(29)	(39)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373	949,609
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715)	(11,074)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052	112,917
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(15)
IFRS 9 | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580	960,271
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92)	(422)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	597,094	630,796
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	597,231	630,949
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(137)	(153)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,345	14,739
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,353	14,746
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(8)	(7)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,054	28,794
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,175	28,922
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(121)	(128)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,392	1,872
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,397	1,879
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(5)	(7)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	868	1,054
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	958	1,140
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(90)	(86)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	232	359
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	248	384
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(16)	(25)
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	930,658	938,535
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373	949,609
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715)	(11,074)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,039	112,902
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052	112,917
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(15)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,488	959,849
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580	960,271
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92)	(422)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	823,342	808,254
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	824,420	809,384
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,078)	(1,130)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,843	111,469
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,852	111,479
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(10)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	826,557	946,764
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	826,621	946,873
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(109)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,702	117,907
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,248	120,871
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,546)	(2,964)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196	1,433
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198	1,436
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(3)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,801	12,602
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,806	12,734
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(132)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,575	12,323
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,615	19,273
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,040)	(6,950)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130	483
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153	664
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(181)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	51
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	81
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(51)	(30)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,855	309,606
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,909	309,703
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(97)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,855	309,606
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,909	309,703
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(97)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	352,971	308,488
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,002	308,525
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(31)	(37)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	884	1,114
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	907	1,173
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(59)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	4
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	407,485	444,059
Financial assets and off-balance sheet loan commitments	1,717,942	1,858,040
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	400,120	436,359
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,365	7,700
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	398,779	432,017
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,352	7,497
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,341	4,342
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13	203
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	515,266	497,665
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,621	101,057
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	702,570	815,259
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	498,415	478,422
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,528	101,011
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	702,373	814,776
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,851	19,243
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	46
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197	483
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,313	288,959
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,313	288,959
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,264	288,909
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	50
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135,659	146,646
Financial assets and off-balance sheet loan commitments	418,694	437,913
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	131,396	142,500
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,263	4,146
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	125,956	135,192
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,192	3,943
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,440	7,308
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	71	203
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,080	206,476
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,255	4,640
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,700	80,151
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	170,420	177,410
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,226	4,631
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,032	78,486
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,660	29,066
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29	9
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	668	1,665
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,448	12,037
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,448	12,037
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,448	12,037
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,619	77,310
Financial assets and off-balance sheet loan commitments	312,735	341,452
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,220	73,230
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,399	4,080
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67,949	61,213
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,625	3,204
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,271	12,017
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	774	876
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	186,416	197,582
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,040	6,363
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,660	60,197
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	150,818	147,940
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,981	5,550
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,977	53,095
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,598	49,642
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	813
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	683	7,102
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,768	7,897
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,768	7,897
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,290	7,579
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	478	318
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,393	8,481
Financial assets and off-balance sheet loan commitments	33,930	41,868
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,670	7,782
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	723	699
IFRS 9 | Sub- standard | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,547	2,527
IFRS 9 | Sub- standard | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	184	102
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,123	5,255
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	539	597
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,906	28,532
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	134	855
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	497	4,000
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,767	5,612
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117	287
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	239	516
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,139	22,920
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17	568
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258	3,484
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380	805
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380	805
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380	805
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	24,069	21,548
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	961	1,144
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	248	384
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	958	1,140
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	248	384
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,705	19,354
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153	664
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,615	19,273
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153	664
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	81
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0